INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS

NOTE 13 — INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform, the acquisition of customer relationships and trademarks.

A reconciliation of intangible assets for the years ended December 31, 2022 and 2021 are as follows:

	Balance as of December 31, 2021	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Impairment	Foreign Currency Translation	Balance as of December 31, 2022
GeniusU software platform	$2,811,496	$743,995	$—	$—	$(1,084,613)	$—	$2,470,878
Trade names, trademarks and domain names	13,234	—	6,919,356	—	—	355	6,932,945
Customer Relationship		—	8,964,000	(321,832)	—		8,642,168
Accumulated amortization	(1,429,761)	—	—	(508,937)	—	—	(1,938,698)
Net carrying value	$1,394,969	$743,995	$15,883,356	$(830,769)	$(1,084,613)	$355	$16,107,293

	Balance as of December 31, 2020	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Foreign Currency Translation	Balance as of December 31, 2021
GeniusU software platform platform	$2,007,182	$804,314	$—	$—	$—	$2,811,496
Trademarks	13,234	—	—	—	—	13,234
Accumulated amortization	(1,015,502)	—	—	(424,080)	9,821	(1,429,761)
Net carrying value	$1,004,914	$804,314	$—	$(424,080)	$9,821	$1,394,969

During the years ended December 31, 2022 and 2021, the Company recorded amortization of intangible assets in the amount of $830,769 and $424,080 respectively. The Company impaired $1.1 million of developed software at GeniusU due to a decrease in the fair value of the subsidiary based on a discounted cash flow model.

Annual estimated total amortization expense is $1.5 million, $1.42 million, $1.33 million for 2023 through 2025 and $12.93 million thereafter.